Commitments (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Summary of Contractual Commitments

Total minimum supply payments, measured at nominal value, according to the contract, are:

	June 30, 2020	December 31, 2019
Less than one year	10,206	17,918
Between one and five years	2,552,017	13,160
Total	2,562,223	31,078